Unearned Revenue (Detail Textuals) - USD ($)		12 Months Ended
	May 14, 2016	Aug. 31, 2019	Aug. 31, 2018
Unearned Revenue [Abstract]
Term of licensing agreement	2 years
Earned revenue (Note 15)		$ 0	$ (17,083)